RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
Revenues	$ 2,307,695	$ 4,608,350	$ 1,678,793
Amounts due from related parties	34	18
Amounts due to related parties	10,656	8,417
Amounts due from related parties - long term portion	25,033	16,864
Related Party
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	34	18
Amounts due from related parties - long term portion	25,033	16,864
Related Party | Zhenjiang Daqo Intelligent
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion	62	793
Related Party | Nanjing Daqo Transformer
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	32	14
Related Party | Chongqing Daqo Taila
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion	14,696	9,588
Related Party | Jiangsu Daqo
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion	6,500
Related Party | Nanjing Daqo Electric
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion	2,085	2,739
Related Party | Zhenjiang Moerller
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion	990	1,181
Related Party | Other Subsidiaries of Daqo Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	2	4
Amounts due from related parties - long term portion	700	2,563
Related Party | Continuing Operations
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	10,656	8,417
Related Party | Continuing Operations | Nanjing Daqo Transformer
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	265	3,429
Related Party | Continuing Operations | Chongqing Daqo Taila
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties		80
Related Party | Continuing Operations | Jiangsu Daqo
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	4	4
Related Party | Continuing Operations | Nanjing Daqo Electric
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	3,485
Related Party | Continuing Operations | Zhenjiang Electric
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	2,575	613
Related Party | Continuing Operations | Daqo New Material
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	4,044	4,161
Related Party | Continuing Operations | Other Subsidiaries of Daqo Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	283	130
Related Party | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	89,106	76,789	47,017
Related Party | Purchases of Fixed Assets | Zhenjiang Daqo Intelligent
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	4,991	6,271
Related Party | Purchases of Fixed Assets | Nanjing Daqo Transformer
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	23,760	29,874	12,913
Related Party | Purchases of Fixed Assets | Chongqing Daqo Taila
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	28,252	22,511	17,812
Related Party | Purchases of Fixed Assets | Jiangsu Daqo
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases			5,299
Related Party | Purchases of Fixed Assets | Nanjing Daqo Electric
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	12,526	8,209	8,553
Related Party | Purchases of Fixed Assets | Zhenjiang Electric
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	1,505
Related Party | Purchases of Fixed Assets | Electric Institute
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	7,107	593
Related Party | Purchases of Fixed Assets | Nanjing Daqo Automation Technology Co Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	2,210		2,440
Related Party | Purchases of Fixed Assets | Zhenjiang Moerller
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	8,755	9,331
Related Party | Purchases of Raw Materials
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	5,064	4,280	1,967
Related Party | Purchases of Raw Materials | Nanjing Daqo Transformer
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	47	39
Related Party | Purchases of Raw Materials | Zhenjiang Electric
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	$ 5,017	$ 4,241	1,967
Related Party | Proceeds From Interest Free Loans | Daqo Solar Co Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Other transactions			13,213
Related Party | Repayment of Interest Free Loans | Daqo Group
RELATED PARTY TRANSACTIONS AND BALANCES
Other transactions			4,650
Related Party | Repayment of Interest Free Loans | Daqo Solar Co Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Other transactions			13,483
Related Party | Proceeds From Related Parties Loans
RELATED PARTY TRANSACTIONS AND BALANCES
Other transactions			13,213
Related Party | Repayment Of Related Parties Loans
RELATED PARTY TRANSACTIONS AND BALANCES
Other transactions			$ 18,133